Interim condensed consolidated statement of other comprehensive income - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interim condensed consolidated statement of other comprehensive income
Net profit for the period	$ 7,128,552	$ 335,498
Other comprehensive income that may be reclassified to profit or loss in subsequent periods, net of taxes:
Cash flow hedge for future exports	(220,035)	(341,091)
Hedge of a net investment in a foreign operation	(1,847,479)	(2,034,239)
Cash flow hedge with derivative instruments	(100,105)	(56,777)
Foreign currency translation	3,576,343	5,060,280
Sale of joint venture	(361,728)	0
Unrealized loss on equity instruments measured at fair value	1,046,996	2,628,173
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes:
Remeasurement loss on defined benefit plans	(357,891)	(45,472)
Other losses	(357,891)	(45,472)
Other comprehensive income for the period, net of tax	689,105	2,582,701
Total comprehensive income for the period, net of tax	7,817,657	2,918,199
Comprehensive income attributable to:
Owners of parent	7,183,202	2,193,925
Non-controlling interest	634,455	724,274
Total comprehensive income for the period, net of tax	$ 7,817,657	$ 2,918,199